Revenue (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue
Cash and settlement service fees	₽ 3,017	₽ 670	₽ 130
Other revenue	626	600	562
Total other revenue	₽ 3,643	₽ 1,270	₽ 692